Table of Contents

      USAA Family of Funds                                      1
      Message from the President                                2
      Investment Review                                         4
      Message from the Manager                                  5
      Shareholder Voting Results                                7
      Financial Information
         Portfolio of Investments                               8
         Notes to Portfolio of Investments                     16
         Statement of Assets and Liabilities                   17
         Statement of Operations                               18
         Statements of Changes in Net Assets                   19
         Notes to Financial Statements                         20











Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus, which gives further details about the Fund.

USAA   with  the  eagle  is   registered   in  the  U.S.   Patent  &   Trademark
Office. (Copyright)2000, USAA. All rights reserved.








                      USAA Family of Funds Summary


         Fund                                             Minimum
       Type/Name                     Volatility          Investment
       ---------                     ----------          ----------
 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets                  Very high               $3,000
 First Start Growth(Registered
  Trademark)                       Moderate to high        $3,000
 Gold                              Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International                     Moderate to high        $3,000
 S&P 500 (Registered Trademark)
  Index                            Moderate                $3,000
 Science & Technology              Very high               $3,000
 Small Cap Stock                   Very high               $3,000
 World Growth                      Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy                 Moderate                $3,000
 Cornerstone Strategy              Moderate                $3,000
 Growth and Tax
  Strategy                         Moderate                $3,000
 Growth Strategy                   Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA(Registered Trademark) Trust  Low to moderate         $3,000
 High-Yield
  Opportunities                    High                    $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Intermediate-Term
  Bond                             Low to moderate         $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term                         Moderate                $3,000
 Intermediate-Term                 Low to moderate         $3,000
 Short-Term                        Low                     $3,000
 State Bond Income                 Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market                      Very low                $3,000
 Tax Exempt
  Money Market                     Very low                $3,000
 Treasury Money
  Market Trust (Registered
  Trademark)                       Very low                $3,000
 State Money Market                Very low                $3,000
-------------------------------------------------------------------------------


Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark)is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.

Nondeposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.










Message from the President


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE.]


What an exciting time this is!

The way we do business, the way we communicate with each other, the way we live our lives is all changing with breathtaking speed. It is fascinating and sometimes scary. And it creates new investment ideas every day.

As we begin 2000, a challenging investment picture is out there. In the last half of 1999, especially, investors in growth or technology stocks had wonderful returns. These came on the heels of four previous years of returns that were well above average. Those returns in 1999 were the product of the actions of investors who think on the leading edge: technology, Internet, electronics. For investors who included bonds or value-based stocks in their portfolios, 1999 was disappointing. The returns there were largely driven by the Federal Reserve, which is much more concerned with inflation than with leading-edge thinking. I do not mean that as a put-down; that's just how it is.

And one last piece of the puzzle: the returns for growth and technology stocks are coupled with price/earnings ratios that are so far above any common standard that people are only guessing at what they mean.

So, in a nutshell, 1999 was huge returns on growth and tech stocks coupled with valuations that were stratospheric and paltry returns on everything else. And, oh yes, the economy continues to grow in a way that has some economists talking about eliminating the national debt in just over a decade.

Great opportunities coupled with very interesting risks is a picture that for many of you will continue to argue for the approach we have counseled. Create a portfolio that pursues your goals within a level of risk which you can tolerate.

That portfolio can be much more exciting than it was a few years ago. We'd love to help you create it.


Sincerely,



Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Past performance is no guarantee of future results.









Investment Review


USAA GROWTH FUND

OBJECTIVE: Long-term growth of capital with secondary objectives of regular income and conservation of principal.

TYPES OF INVESTMENTS: Prior to March 1, 2000, the Fund invested principally in stocks that, at the time of purchase, were considered out-of-favor and undervalued. Effective March 1, 2000, the Fund will invest principally in equity securities of companies that are, or have the prospect of becoming, one of the dominant companies within its industry and that have above-average growth in revenues and earnings per share.



--------------------------------------------------------------------------------
                                           7/31/99               1/31/00
================================================================================
  Net Assets                           $1,683.0 Million     $1,779.4 Million
  Net Asset Value Per Share                 $24.03               $22.97
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Average Annual Total Returns as of 1/31/00
================================================================================
    7/31/99 to 1/31/00         1 Year           5 Years         10 Years
          7.00%(+)              9.64%            18.89%          15.14%
--------------------------------------------------------------------------------
(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.




                  CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Fund, the S&P 500 Index, and the Lipper Growth Funds Average for the period of 01/31/90 through 01/31/2000. The data points from the graph are as follows:


                   USAA                            Lipper Growth
                Growth Fund      S&P 500 Index     Funds Average
                -----------      -------------     -------------

01/31/90         $10,000           $10,000           $10,000
07/31/90          10,900            11,014            11,055
01/31/91          10,981            10,837            10,947
07/31/91          12,079            12,416            12,637
01/31/92          13,317            13,291            14,147
07/31/92          13,682            14,001            14,075
01/31/93          15,080            14,695            15,501
07/31/93          15,257            15,221            15,920
01/31/94          16,242            16,584            17,737
07/31/94          15,900            16,005            16,706
01/31/95          17,237            16,671            16,999
07/31/95          20,106            20,177            20,927
01/31/96          22,382            23,109            22,726
07/31/96          22,608            23,517            23,031
01/31/97          26,902            29,193            27,993
07/31/97          32,211            35,773            33,121
01/31/98          27,558            37,046            33,633
07/31/98          30,630            42,679            37,711
01/31/99          37,339            49,090            42,911
07/31/99          38,262            51,301            44,544
01/31/00          40,940            54,166            50,904

Data from 1/31/90 through 1/31/00


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the S&P 500 Index and the Lipper Growth Funds Average, an average performance level of all growth funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.













Message from the Manager


[PHOTOGRAPH OF PORTFOLIO MANAGER: DAVID G. PARSONS, CFA, APPEARS HERE.]


PERFORMANCE REVIEW

The top story of the past six months has been technology. Of the major market sectors, technology alone outperformed the S&P 500 Index. In fact, most sectors were down over the period. The USAA Growth Fund mirrored this phenomenon. Generally, technology and biotechnology carried the Fund. Over the course of the period, our technology weighting rose from 26% to 38% -- mainly due to price appreciation.

For the six-month period ending January 31, 2000, the Fund's total return was 7% versus 5.58% for the S&P 500 Index and 13.03% for the Lipper Growth Funds Average. This performance is primarily attributable to the fact that we were overweighted in technology versus the S&P 500 Index, but apparently underweighted versus competing growth funds.

During the past six months, the Fund remained overweighted against the S&P 500 Index in the financial and health care sectors, both of which performed poorly over the period. Nevertheless, we persisted in our commitment to these areas because, outside of technology and telecommunication services, they represented the most important growth engines of the U.S. economy.

OUTLOOK

We remain concerned about rising interest rates and high valuations, especially in the technology sector. However, the strong U.S. economy and strong earnings announcements continue to overshadow these concerns and drive the market higher. The beauty of a diversified portfolio is that if we do witness a shift from the technology sector or any other sector, we hope to be invested in other growing areas of the economy that will be attractive to investors and may benefit the performance of the Fund.



Past performance is no guarantee of future results.




Respectfully submitted on February 4, 2000.


--------------------------------------------------------------------------------
The message above reflects the six-month reporting period ending January 31, 2000. Effective March 1, 2000, Patrick O'Hare will assume management of the USAA Growth Fund. The strategy he will use concentrates in equity securities of companies that are, or have the prospect of becoming, one of the dominant companies within its industry. He will primarily invest in companies with above-average growth in revenues and earnings per share.




     Top Ten Equity Holdings                      Top Ten Industries
        (% of Net Assets)                          (% of Net Assets)
---------------------------------        --------------------------------------
Cisco Systems, Inc.           3.0        Communications Equipment           9.2
Intel Corp.                   2.9        Computer Software & Service        8.4
General Electric Co.          2.6        Computer-Hardware                  7.5
Microsoft Corp.               2.5        Drugs                              6.2
Nortel Networks Corp.         2.3        Finance-Diversified                5.4
Merck & Co., Inc.             2.2        Health Care-Diversified            4.9
IBM Corp.                     2.1        Computer-Networking                4.2
Wal-Mart Stores, Inc.         2.1        Telecommunications-Long-Distance   4.2
Lucent Technologies, Inc.     2.0        Electronics-Semiconductors         3.9
Oracle Corp.                  2.0        Banks-Major Regional               3.3
---------------------------------        --------------------------------------


See page 8 for a complete listing of the portfolio of investments.











Shareholder Voting Results

On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown below are for the entire series of the USAA Mutual Fund, Inc. (the Company) for proposals 1 and 2.

1  Proposal to elect Directors as follows:

     DIRECTORS                     VOTES FOR            VOTES WITHHELD

     Robert G. Davis             1,769,441,834            27,742,867
     Michael J.C. Roth           1,769,442,078            27,742,623
     Barbara B. Dreeben          1,769,442,172            27,742,529
     Robert L. Mason             1,769,442,172            27,742,529
     David G. Peebles            1,769,442,078            27,742,623
     Michael F. Reimherr         1,769,441,328            27,743,373
     Richard A. Zucker           1,769,444,074            27,740,627

John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for re-election to the Board. Their term of office terminated on December 31, 1999.

2 Proposal to ratify the selection by the Board of Directors of KPMG LLP as auditors for the Company.


                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
            FOR                     AGAINST                  ABSTAIN

       1,664,427,712               19,027,937               27,873,822











USAA GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 2000
(Unaudited)



                                                                        Market
   Number                                                                Value
 of Shares                    Security                                   (000)
--------------------------------------------------------------------------------

                             COMMON STOCKS (99.7%)

            Aerospace/Defense (0.1%)
  100,000   Lockheed Martin Corp.                                     $    1,875
--------------------------------------------------------------------------------

            Air Freight (0.4%)
   40,000   CNF Transportation, Inc.                                       1,197
  110,000   Fedex Corp. *                                                  4,352
   34,600   United Parcel Service "B"                                      2,059
--------------------------------------------------------------------------------
                                                                           7,608
--------------------------------------------------------------------------------

            Airlines (0.3%)
  300,000   Southwest Airlines Co.                                         4,781
--------------------------------------------------------------------------------

            Aluminum (0.1%)
   20,000   Alcoa, Inc.                                                    1,394
--------------------------------------------------------------------------------

            Banks - Major Regional (3.3%)
  210,000   Bank Of New York Co., Inc.                                     8,531
  200,000   Bank One Corp.                                                 5,963
  148,000   Fleet Boston Financial Corp.                                   4,653
  200,000   Mellon Financial Corp.                                         6,862
  200,000   National City Corp.                                            4,325
  130,000   Northern Trust Corp.                                           7,849
   86,000   PNC Bank Corp.                                                 4,128
   70,000   State Street Corp.                                             5,613
  290,000   Wells Fargo & Co.                                             11,600
--------------------------------------------------------------------------------
                                                                          59,524
--------------------------------------------------------------------------------

            Banks - Money Center (2.0%)
  371,755   Bank of America Corp.                                         18,007
  192,000   First Union Corp.                                              6,444
   90,000   J. P. Morgan & Co., Inc.                                      11,053
--------------------------------------------------------------------------------
                                                                          35,504
--------------------------------------------------------------------------------

            Beverages - Alcoholic (0.5%)
  143,400   Anheuser-Busch Companies, Inc.                                 9,680
--------------------------------------------------------------------------------

            Beverages - Nonalcoholic (1.0%)
  418,808   Cadbury Schweppes plc ADR                                      9,790
  225,000   PepsiCo, Inc.                                                  7,678
--------------------------------------------------------------------------------
                                                                          17,468
--------------------------------------------------------------------------------

            Biotechnology (3.1%)
  516,000   Amgen, Inc. *                                                 32,863
  100,000   Biogen, Inc. *                                                 8,625
   40,000   Genetech, Inc. *                                               5,620
   30,000   Genzyme Corp. *                                                1,560
   50,000   Med Immune, Inc. *                                             7,300
--------------------------------------------------------------------------------
                                                                          55,968
--------------------------------------------------------------------------------

            Broadcasting - Radio & TV (1.2%)
  318,800   CBS Corp. *                                                   18,590
   32,200   Clear Channel Communications, Inc. *                           2,781
--------------------------------------------------------------------------------
                                                                          21,371
--------------------------------------------------------------------------------

            Chemicals (0.2%)
   70,000   Du Pont (E. I.) De Nemours & Co.                               4,130
--------------------------------------------------------------------------------

            Chemicals - Diversified (0.4%)
  200,000   Monsanto Co.                                                   7,063
--------------------------------------------------------------------------------

            Communication Equipment (9.2%)
  140,000   ADC Telecommunications, Inc. *                                 9,231
  100,000   CIENA Corp. *                                                  6,563
   40,000   JDS Uniphase Corp. *                                           8,157
  638,000   Lucent Technologies, Inc.                                     35,249
  200,000   Motorola, Inc.                                                27,350
   88,000   Nokia Corp. ADR                                               16,104
  430,000   Nortel Networks Corp.                                         41,119
   75,000   Scientific Atlanta Inc.                                        5,780
  250,000   Tellabs, Inc. *                                               13,500
--------------------------------------------------------------------------------
                                                                         163,053
--------------------------------------------------------------------------------

            Computer - Hardware (7.5%)
  950,000   Compaq Computer Corp.                                         26,006
  274,400   Dell Computer Corp. *                                         10,547
  150,000   Gateway 2000, Inc. *                                           9,178
  255,000   Hewlett-Packard Co.                                           27,604
  340,000   IBM Corp.                                                     38,144
  290,000   Sun Microsystems, Inc. *                                      22,783
--------------------------------------------------------------------------------
                                                                         134,262
--------------------------------------------------------------------------------

            Computer - Networking (4.2%)
  200,000   3Com Corp. *                                                  10,150
  495,000   Cisco Systems, Inc. *                                         54,202
  400,000   Newbridge Networks Corp. *                                    11,325
--------------------------------------------------------------------------------
                                                                          75,677
--------------------------------------------------------------------------------

            Computer - Peripherals (1.2%)
  124,800   EMC Corp. *                                                   13,291
  100,000   Quantum Corp.-DLT & Storage System *                             963
   50,000   Quantum Corp.-Hard Disk Drive *                                  369
  162,500   Seagate Technology, Inc. *                                     6,510
--------------------------------------------------------------------------------
                                                                          21,133
--------------------------------------------------------------------------------

            Computer Software & Service (8.4%)
  453,000   America Online, Inc. *                                        25,793
   80,000   BMC Software, Inc. *                                           3,030
  200,000   Computer Associates International, Inc.                       13,737
  120,000   Compuware Corp. *                                              2,543
   35,000   Lycos, Inc. *                                                  2,570
  452,800   Microsoft Corp. *                                             44,318
  175,000   Novell, Inc. *                                                 5,841
  700,000   Oracle Corp. *                                                34,967
  300,000   Parametric Technology Corp. *                                  6,431
  300,000   PeopleSoft, Inc. *                                             6,750
   80,000   Synopsys, Inc. *                                               3,695
--------------------------------------------------------------------------------
                                                                         149,675
--------------------------------------------------------------------------------

            Distributions - Food/Health (0.8%)
   25,000   Bergen Brunswig Corp.                                            164
  400,000   McKesson HBOC, Inc.                                            8,225
  185,000   Sysco Corp.                                                    6,579
--------------------------------------------------------------------------------
                                                                          14,968
--------------------------------------------------------------------------------

            Drugs (6.2%)
  300,000   Eli Lilly & Co.                                               20,062
  500,000   Merck & Co., Inc.                                             39,406
  100,000   Mylan Laboratories, Inc.                                       2,663
  500,000   Pfizer, Inc.                                                  18,188
  370,000   Pharmacia & Upjohn, Inc.                                      17,390
  300,000   Schering-Plough Corp.                                         13,200
--------------------------------------------------------------------------------
                                                                         110,909
--------------------------------------------------------------------------------

            Electrical Equipment (3.0%)
  340,200   General Electric Co.                                          45,374
  180,000   Honeywell International, Inc.                                  8,640
--------------------------------------------------------------------------------
                                                                          54,014
--------------------------------------------------------------------------------

            Electronics - Semiconductors (3.9%)
  150,000   Advanced Micro Devices, Inc. *                                 5,438
  520,000   Intel Corp.                                                   51,447
   30,000   Micron Technology, Inc.                                        1,866
  100,000   Texas Instruments, Inc.                                       10,787
--------------------------------------------------------------------------------
                                                                          69,538
--------------------------------------------------------------------------------

            Entertainment (1.3%)
  132,600   Time Warner, Inc.                                             10,600
  350,000   Walt Disney Co.                                               12,709
--------------------------------------------------------------------------------
                                                                          23,309
--------------------------------------------------------------------------------

            Equipment - Semiconductors (1.1%)
   60,000   Applied Materials, Inc. *                                      8,235
   60,000   KLA-Tencor Corp. *                                             3,517
   30,000   Lam Research Corp. *                                           3,746
   45,000   Novellus Systems, Inc. *                                       2,211
   30,000   Teradyne, Inc. *                                               1,943
--------------------------------------------------------------------------------
                                                                          19,652
--------------------------------------------------------------------------------

            Finance - Consumer (0.7%)
  100,000   Countrywide Credit Industries, Inc.                            2,600
  100,000   Household International, Inc.                                  3,525
  226,100   MBNA Corp.                                                     5,709
--------------------------------------------------------------------------------
                                                                          11,834
--------------------------------------------------------------------------------

            Finance - Diversified (5.4%)
   86,900   American Express Co.                                          14,322
  100,000   Associates First Capital Corp. "A"                             2,000
  572,575   Citigroup, Inc.                                               32,887
  272,300   Fannie Mae                                                    16,321
  225,000   Freddie Mac                                                   11,292
  250,000   Morgan Stanley Dean Witter                                    16,563
  120,000   SLM Holding Corp.                                              4,673
--------------------------------------------------------------------------------
                                                                          98,058
--------------------------------------------------------------------------------

            Foods (1.2%)
   75,000   Bestfoods                                                      3,263
   75,000   ConAgra, Inc.                                                  1,603
   75,000   General Mills, Inc.                                            2,339
   75,000   H.J. Heinz Co.                                                 2,789
  100,000   Hershey Foods Corp.                                            4,250
   75,000   Quaker Oats Co.                                                4,453
  110,000   Sara Lee Corp.                                                 2,028
--------------------------------------------------------------------------------
                                                                          20,725
--------------------------------------------------------------------------------

            Gaming Companies (0.0%) (a)
   40,000   Mirage Resorts, Inc. *                                           500
--------------------------------------------------------------------------------

            Health Care - Diversified (4.9%)
  190,000   Abbott Laboratories                                            6,199
  440,000   American Home Products Corp.                                  20,707
  300,000   Bristol-Myers Squibb Co.                                      19,800
  150,000   Ivax Corp. *                                                   4,987
  291,950   Johnson & Johnson, Inc.                                       25,126
  100,000   Warner-Lambert Co.                                             9,494
--------------------------------------------------------------------------------
                                                                          86,313
--------------------------------------------------------------------------------

            Health Care - HMOs (0.2%)
   60,000   United Healthcare Corp.                                        3,180
--------------------------------------------------------------------------------

            Hospitals (0.2%)
  100,000   Columbia/HCA Healthcare Corp.                                  2,732
   75,000   Tenet Healthcare Corp. *                                       1,706
--------------------------------------------------------------------------------
                                                                           4,438
--------------------------------------------------------------------------------

            Household Products (2.8%)
  150,000   Colgate-Palmolive Co.                                          8,888
  275,300   Kimberly-Clark Corp.                                          17,051
  229,600   Procter & Gamble Co.                                          23,161
--------------------------------------------------------------------------------
                                                                          49,100
--------------------------------------------------------------------------------

            Housewares (0.2%)
  120,000   Newell Rubbermaid, Inc.                                        3,600
--------------------------------------------------------------------------------

            Insurance Brokers (0.5%)
   91,350   Marsh & McLennan Cos., Inc.                                    8,587
--------------------------------------------------------------------------------

            Insurance - Life/Health (0.4%)
   71,300   American General Corp.                                         4,381
   45,000   Conseco, Inc.                                                    686
   50,000   Reliastar Financial Corp.                                      1,484
--------------------------------------------------------------------------------
                                                                           6,551
--------------------------------------------------------------------------------

            Insurance - Multiline Companies (1.4%)
  236,000   American International Group, Inc.                            24,573
--------------------------------------------------------------------------------

            Insurance - Property/Casualty (0.5%)
  131,200   Allstate Corp.                                                 3,042
   60,000   MGIC Investment Corp.                                          2,794
   34,900   Progressive Corp.                                              2,172
--------------------------------------------------------------------------------
                                                                           8,008
--------------------------------------------------------------------------------

            Internet Services (2.1%)
   70,000   Amazon.com, Inc. *                                             4,519
   26,000   Ebay, Inc. *                                                   3,902
   40,000   Exodus Communications, Inc. *                                  4,595
   34,000   Inktomi Corp. *                                                3,381
   55,000   PSINet, Inc. *                                                 4,393
   50,000   Yahoo! Inc. *                                                 16,103
--------------------------------------------------------------------------------
                                                                          36,893
--------------------------------------------------------------------------------

            Investment Banks/Brokerage (1.4%)
  150,000   Charles Schwab Corp.                                           5,409
  140,000   E-Trade Group, Inc. *                                          2,949
   28,900   Goldman Sachs Group, Inc.                                      2,648
   40,000   Lehman Brothers Holdings, Inc.                                 2,860
  125,000   Merrill Lynch & Co., Inc.                                     10,844
--------------------------------------------------------------------------------
                                                                          24,710
--------------------------------------------------------------------------------

            Investment Management (1.2%)
  250,000   Franklin Resources, Inc.                                       8,922
  300,000   T. Rowe Price Associates, Inc.                                11,662
--------------------------------------------------------------------------------
                                                                          20,584
--------------------------------------------------------------------------------

            Leisure Time (0.0%) (a)
   40,000   Mattel, Inc.                                                     418
--------------------------------------------------------------------------------

            Lodging/Hotel (0.1%)
   30,000   Marriott International, Inc. "A"                                 932
--------------------------------------------------------------------------------

            Manufacturing - Diversified Industries (1.0%)
   80,000   Minnesota Mining & Manufacturing Co.                           7,490
  225,000   Tyco International Ltd.                                        9,619
--------------------------------------------------------------------------------
                                                                          17,109
--------------------------------------------------------------------------------

            Medical Products & Supplies (1.2%)
  300,000   Becton, Dickinson & Co.                                        7,856
   70,000   Guidant Corp. *                                                3,684
  200,000   Medtronic, Inc.                                                9,150
--------------------------------------------------------------------------------
                                                                          20,690
--------------------------------------------------------------------------------

            Oil & Gas - Drilling/Equipment (0.8%)
  100,000   Baker Hughes, Inc.                                             2,462
  110,000   Halliburton Co.                                                3,960
  125,000   Schlumberger Ltd.                                              7,633
   24,200   Transocean Sedco Forex, Inc.                                     770
--------------------------------------------------------------------------------
                                                                          14,825
--------------------------------------------------------------------------------

            Oil & Gas - Exploration & Production (0.5%)
  125,000   Anadarko Petroleum Corp.                                       4,102
  150,000   Apache Corp.                                                   5,475
--------------------------------------------------------------------------------
                                                                           9,577
--------------------------------------------------------------------------------

            Personal Care (0.5%)
  212,600   Gillette Co.                                                   7,999
--------------------------------------------------------------------------------

            Photography - Imaging (0.3%)
  260,000   Xerox Corp.                                                    5,428
--------------------------------------------------------------------------------

            Publishing/Newspapers (0.3%)
   70,000   Gannett, Inc.                                                  4,865
   25,000   Tribune Co.                                                    1,055
--------------------------------------------------------------------------------
                                                                           5,920
--------------------------------------------------------------------------------

            Retail - Building Supplies (1.2%)
  375,000   Home Depot, Inc.                                              21,234
--------------------------------------------------------------------------------

            Retail - Computers & Electronics (0.2%)
   75,000   Best Buy Co., Inc. *                                           3,581
--------------------------------------------------------------------------------

            Retail - Department Stores (0.6%)
   60,000   Kohls Corp. *                                                  4,208
   90,300   Target Corp. *                                                 5,965
--------------------------------------------------------------------------------
                                                                          10,173
--------------------------------------------------------------------------------

            Retail - Drugs (0.0%) (a)
   50,000   Rite Aid Corp.                                                   353
--------------------------------------------------------------------------------

            Retail - General Merchandising (2.1%)
  680,200   Wal-Mart Stores, Inc.                                         37,241
--------------------------------------------------------------------------------

            Retail - Specialty Apparel (0.4%)
  155,500   Gap, Inc.                                                      6,949
--------------------------------------------------------------------------------

            Savings & Loan Holding Co. (0.2%)
  150,000   Washington Mutual, Inc.                                        3,806
--------------------------------------------------------------------------------

            Services - Computer Systems (0.5%)
  120,000   Electronic Data Systems Corp.                                  8,115
--------------------------------------------------------------------------------

            Services - Data Processing (0.4%)
  150,000   First Data Corp.                                               7,359
--------------------------------------------------------------------------------

            Telecommunications - Cellular/Wireless (0.5%)
   80,000   NEXTEL Communications, Inc. *                                  8,510
--------------------------------------------------------------------------------

            Telecommunications - Long-Distance (4.2%)
  500,000   AT&T Corp.                                                    26,375
  175,000   Global Crossing Ltd. *                                         8,881
   80,000   Level 3 Communications, Inc. *                                 9,435
  212,500   MCI WorldCom, Inc. *                                           9,762
  500,000   Qwest Communications International, Inc. *                    19,687
--------------------------------------------------------------------------------
                                                                          74,140
--------------------------------------------------------------------------------

            Telephones (2.1%)
  117,200   BellSouth Corp.                                                5,516
  350,000   GTE Corp.                                                     25,659
  154,900   SBC Communications Corp.                                       6,680
--------------------------------------------------------------------------------
                                                                          37,855
--------------------------------------------------------------------------------

            Tobacco (0.1%)
   50,000   Philip Morris Cos., Inc.                                       1,047
--------------------------------------------------------------------------------
            Total common stocks (cost: $1,341,348)                     1,773,471
--------------------------------------------------------------------------------


  Principal
   Amount
   (000)
-------------

                             SHORT-TERM (0.2%)

            Commercial Paper
$   4,737   General Electric Capital Corp., 5.81%, 2/01/2000
              (cost: $4,737)                                               4,737
--------------------------------------------------------------------------------
            Total investments (cost: $1,346,085)                      $1,778,208
================================================================================












USAA GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS


January 31, 2000
(Unaudited)


GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 5.3% of net assets at January 31, 2000.

ADR - American Depositary Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
(a) Represents less than 0.1% of net assets.

* Non-income producing.




See accompanying notes to financial statements.









USAA GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2000
(Unaudited)

ASSETS
   Investments in securities, at market value (identified cost of $1,346,085)          $1,778,208
   Cash                                                                                       634
   Receivables:
      Capital shares sold                                                                     471
      Dividends and interest                                                                  944
      Securities sold                                                                      21,552
                                                                                       ----------
         Total assets                                                                   1,801,809
                                                                                       ----------

LIABILITIES
   Securities purchased                                                                    18,268
   Capital shares redeemed                                                                  2,758
   USAA Investment Management Company                                                       1,149
   USAA Transfer Agency Company                                                               236
   Accounts payable and accrued expenses                                                       32
                                                                                       ----------
         Total liabilities                                                                 22,443
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $1,779,366
                                                                                       ==========

REPRESENTED BY:
   Paid-in capital                                                                     $1,334,356
   Accumulated undistributed net investment loss                                             (368)
   Accumulated net realized gain on investments                                            13,255
   Net unrealized appreciation of investments                                             432,123
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $1,779,366
                                                                                       ==========
   Capital shares outstanding                                                              77,475
                                                                                       ==========
   Authorized shares of $.01 par value                                                    150,000
                                                                                       ==========
   Net asset value, redemption price, and offering price per share                     $    22.97
                                                                                       ==========


See accompanying notes to financial statements.










USAA GROWTH FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2000
(Unaudited)




Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $27)                $  8,781
      Interest                                                             666
                                                                      --------
         Total income                                                    9,447
                                                                      --------
   Expenses:
      Management fees                                                    6,518
      Transfer agent's fees                                              1,381
      Custodian's fees                                                     113
      Postage                                                              142
      Shareholder reporting fees                                            28
      Directors' fees                                                        1
      Registration fees                                                     61
      Professional fees                                                     50
      Other                                                                  2
                                                                      --------
         Total expenses                                                  8,296
                                                                      --------
            Net investment income                                        1,151
                                                                      --------
Net realized and unrealized gain on investments:
   Net realized gain                                                    59,717
   Change in net unrealized appreciation/depreciation                   56,138
                                                                      --------
            Net realized and unrealized gain                           115,855
                                                                      --------
Increase in net assets resulting from operations                      $117,006
                                                                      ========


See accompanying notes to financial statements.











USAA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2000, and year ended July 31, 1999
(Unaudited)




                                                         1/31/00       7/31/99
                                                       ------------------------
From operations:
   Net investment income                               $    1,151    $    2,803
   Net realized gain on investments                        59,717       145,928
   Change in net unrealized appreciation/depreciation
      of investments                                       56,138       185,012
                                                       ------------------------
      Increase in net assets
         resulting from operations                        117,006       333,743
                                                       ------------------------
Distributions to shareholders from:
   Net investment income                                   (3,041)       (1,913)
                                                       ------------------------
   Net realized gains                                    (180,145)      (51,220)
                                                       ------------------------
From capital share transactions:
   Proceeds from shares sold                              112,706       237,515
   Shares issued for dividends reinvested                 179,362        52,132
   Cost of shares redeemed                               (129,530)     (290,822)
                                                       ------------------------
      Increase (decrease) in net assets
         from capital share transactions                  162,538        (1,175)
                                                       ------------------------
Net increase in net assets                                 96,358       279,435
Net assets:
   Beginning of period                                  1,683,008     1,403,573
                                                       ------------------------
   End of period                                       $1,779,366    $1,683,008
                                                       ========================
Undistributed net investment income (loss)
   included in net assets:
   End of period                                       $     (368)   $    1,522
                                                       ========================
Change in shares outstanding:
   Shares sold                                              4,843        10,772
   Shares issued for dividends reinvested                   8,190         2,811
   Shares redeemed                                         (5,583)      (13,593)
                                                       ------------------------
      Increase (decrease) in shares outstanding             7,450           (10)
                                                       ========================




See accompanying notes to financial statements.








USAA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

January 31, 2000
(Unaudited)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund). The Fund's primary investment objective is long-term growth of capital with secondary objectives of regular income and conservation of principal. Prior to March 1, 2000, USAA Investment Management Company (the Manager) sought to achieve the Fund's objectives by investing principally in stocks that, at the time of purchase, were considered out-of-favor and undervalued. Effective March 1, 2000, the Fund will invest principally in equity securities of companies that are, or have the prospect of becoming, one of the dominant companies within its industry and that have above-average growth in revenues and earnings per share.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. Each committed line of credit is also subject to a facility fee. CAPCO charges an annual facility fee of up to .08% of the committed facility, and Bank of America charges an annual facility fee of .09% of the committed facility. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2000, were $607.9 million and $616.3 million, respectively.

Gross unrealized appreciation and depreciation of investments as of January 31, 2000, were $528.8 million and $96.7 million, respectively.

(5) TRANSACTIONS WITH MANAGER

A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing, best-efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended January 31, 2000, was $20,706.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                              Six-month
                             Period Ended
                              January 31,                    Year Ended July 31,
                             --------------------------------------------------------------------------------
                                 2000          1999          1998          1997         1996          1995
                             --------------------------------------------------------------------------------
Net asset value at
   beginning of period       $    24.03    $    20.04    $    23.66    $    20.05    $    19.06    $  17.63
Net investment income               .02           .04           .01           .24           .33         .26
Net realized and
   unrealized gain (loss)          1.48          4.72         (1.31)         6.92          1.92        3.95
Distributions from net
   investment income               (.04)         (.03)         (.09)         (.34)         (.29)       (.27)
Distributions of realized
   capital gains                  (2.52)         (.74)        (2.23)        (3.21)         (.97)      (2.51)
                             ------------------------------------------------------------------------------
Net asset value at
   end of period             $    22.97    $    24.03    $    20.04    $    23.66    $    20.05    $  19.06
                             ==============================================================================
Total return (%) *                 7.00         24.92         (4.91)        42.48         12.44       26.46
Net assets at
   end of period (000)       $1,779,366    $1,683,008    $1,403,573    $1,650,257    $1,162,262    $922,821
Ratio of expenses to
   average net assets (%)           .95(a)        .97           .96           .97          1.01        1.04
Ratio of net investment
   income to
   average net assets (%)           .13(a)        .18           .04          1.28          1.70        1.63
Portfolio turnover (%)            35.71         39.60         68.93         75.41         62.30       69.64


  * Assumes reinvestment of all dividend income and capital gains distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.










Directors
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, Vice Chairman of the Board
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Richard A. Zucker

Investment Adviser, Underwriter, and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

Transfer Agent                           Legal Counsel
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

Custodian                                Independent Auditors
State Street Bank and Trust Company      KPMG LLP
P.O. Box 1713                            112 East Pecan, Suite 2400
Boston, Massachusetts 02105              San Antonio, Texas 78205

Telephone Assistance Hours               Internet Access
Call toll free - Central Time            usaa.com(Service Mark)
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777